EQUIPMENT AND LEASEHOLD IMPROVEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

6. EQUIPMENT AND LEASEHOLD IMPROVEMENTS

        Equipment and leasehold improvements, net consist of the following:

	September 30, 2014	December 31, 2013
Office equipment	$8,445	$7,498
Furniture and fixtures	2,050	1,730
Leasehold improvements	5,301	4,395

Total	15,796	13,623
Less accumulated depreciation and amortization	(9,936)	(8,467)

Equipment and leasehold improvements, net	$5,860	$5,156

        Depreciation and amortization expenses for fixed assets totaled $542 and $540 for the three months ended September 30, 2014 and 2013, respectively, and $1,595 and $1,628 for the nine months ended September 30, 2014 and 2013, respectively.

5. EQUIPMENT AND LEASEHOLD IMPROVEMENTS

        Equipment and leasehold improvements, net consist of the following:

		December 31,
	Useful lives	2013	2012
Office equipment	3 Years	$7,498	$6,557
Furniture and fixtures	7 Years	1,730	1,756
Leasehold improvements	5 - 60 Months	4,395	4,534

Total		13,623	12,847
Less accumulated depreciation and amortization		(8,467)	(7,061)

Equipment and leasehold improvements, net		$5,156	$5,786

        Depreciation and amortization expenses for fixed assets totaled $2,128, $2,306 and $1,959 for the years ended December 31, 2013, 2012 and 2011, respectively.